Cover	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document type	6-K
Document period end date	Jun. 30, 2023
Entity registrant name	COCA-COLA EUROPACIFIC PARTNERS PLC(Translation of registrant’s name into English)
Entity central index key	0001650107
Amendment flag	false
Current fiscal year end date	--12-31
Document fiscal year focus	2023
Document fiscal period focus	Q2